Related Party Balances and Transactions - Schedule of Due to Related Parties (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Other receivables from NCH [Member]
Related Party Balances and Transactions - Schedule of Due to Related Parties (Details) [Line Items]
Relationship	Common controlled by Ms. Siu
Prepayment from related parties	$ 67,116,925	$ 8,558,649	$ 1,443,971
Due to NCH [Member]
Related Party Balances and Transactions - Schedule of Due to Related Parties (Details) [Line Items]
Relationship	Common controlled by Ms. Siu
Due to related parties	$ 0	$ 0	$ (480,183)